UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price MidCap Growth Portfolio

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim T. Rowe Price MidCap Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$426,046,033
Cash	5,621,221
Dividends receivable	112,224
Subscriptions receivable	1,470,494
Receivable for investments sold	238,253

Total assets	433,488,225

LIABILITIES:
Due to investment adviser	430,019
Redemptions payable	2,229,090
Payable for investments purchased	236,376

Total liabilities	2,895,485

NET ASSETS	$430,592,740

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,901,044
Additional paid-in capital	393,830,339
Net unrealized appreciation on investments	28,661,132
Undistributed net investment loss	(1,064,664)
Accumulated net realized gain on investments	6,264,889

NET ASSETS	$430,592,740

NET ASSET VALUE PER OUTSTANDING SHARE	$14.84
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	125,000,000
Outstanding	29,010,438

(1) Cost of investments in securities	$397,384,901

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

INVESTMENT INCOME:
Interest	$9,748
Dividends	939,336
Foreign withholding tax	(13,044)

Total income	936,040

EXPENSES:
Audit fees	6,955
Bank and custodial fees	19,653
Investment administration	59,150
Management fees	1,905,433
Other expenses	33,181

Total expenses	2,024,372

Less amount reimbursed by investment adviser	23,668

Net expenses	2,000,704

NET INVESTMENT LOSS	(1,064,664)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	25,529,526
Change in net unrealized appreciation on investments and foreign currency transactions	(36,126,571)

Net realized and unrealized loss on investments and foreign currency transactions	(10,597,045)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,661,709)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	2010	2009
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(1,064,664)	$(1,613,808)
Net realized gain (loss) on investments	25,529,526	(9,417,432)
Change in net unrealized appreciation on investments	(36,126,571)	139,819,191

Net increase (decrease) in net assets resulting from operations	(11,661,709)	128,787,951

SHARE TRANSACTIONS:
Net proceeds from sales of shares	239,541,336	143,961,380
Redemptions of shares	(195,196,264)	(172,871,990)

Net increase (decrease) in net assets resulting from share transactions	44,345,072	(28,910,610)

Total increase in net assets	32,683,363	99,877,341

NET ASSETS:
Beginning of period	397,909,377	298,032,036

End of period (1)	$430,592,740	$397,909,377

OTHER INFORMATION:

SHARES:
Sold	15,073,171	11,683,358
Redeemed	(12,677,929)	(13,942,329)

Net increase (decrease)	2,395,242	(2,258,971)

(1) Including undistributed net investment loss	$(1,064,664)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$14.95		$10.32	$18.81	$17.96	$18.28	$17.00

Income from Investment Operations

Net investment income (loss)	(0.04)				0.01	0.03
Net realized and unrealized gain (loss)	(0.07)		4.63	(7.42)	2.99	1.19	2.39

Total Income (Loss) From
Investment Operations	(0.11)		4.63	(7.42)	3.00	1.22	2.39

Less Distributions

From net investment income					(0.01)	(0.03)
From net realized gains				(1.07)	(2.14)	(1.51)	(1.11)

Total Distributions	0.00		0.00	(1.07)	(2.15)	(1.54)	(1.11)

Net Asset Value, End of Period	$14.84		$14.95	$10.32	$18.81	$17.96	$18.28

Total Return ±	(0.74%)	^	44.86%	(40.36%)	16.86%	6.75%	14.14%

Net Assets, End of Period ($000)	$430,593		$397,909	$298,032	$471,751	$435,877	$385,959

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.06%	*	1.06%	1.06%	1.04%	1.06%	1.05%
- After Reimbursement §	1.05%	*	1.05%	1.05%	1.04%	1.05%	1.05%

Ratio of Net Investment Loss to
Average Net Assets:
- Before Reimbursement	(0.57%)	*	(0.48%)	(0.47%)	(0.19%)	(0.02%)	(0.38%)
- After Reimbursement §	(0.56%)	*	(0.47%)	(0.46%)	(0.19%)	(0.01%)	(0.38%)

Portfolio Turnover Rate	38.59%	^	41.19%	41.09%	34.98%	42.08%	32.42%

§	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or
	expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek long-term capital appreciation.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2010, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the period did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		8,655,490		-		-		8,655,490
Air freight		1,745,580		-		-		1,745,580
Airlines		588,830		-		-		588,830
Auto parts & equipment		2,518,400		-		-		2,518,400
Banks		11,454,571		-		-		11,454,571
Biotechnology		33,565,692		-		-		33,565,692
Broadcast/media		15,833,697		-		-		15,833,697
Communications - equipment		9,631,380		-		-		9,631,380
Computer software &
services		34,321,060		-		-		34,321,060
Conglomerates		8,771,980		-		-		8,771,980
Distributors		7,650,970		-		-		7,650,970
Electronic instruments &
equipment		23,524,703		-		-		23,524,703
Electronics - semiconductor		28,232,780		-		-		28,232,780
Engineering & construction		6,754,040		-		-		6,754,040
Financial services		17,162,090		-		-		17,162,090
Food & beverages		3,854,140		-		-		3,854,140
Gold, metals & mining		8,391,635		-		-		8,391,635
Health care related		9,841,920		-		-		9,841,920
Hotels/motels		9,488,480		-		-		9,488,480
Independent power producer		5,215,200		-		-		5,215,200
Insurance related		9,008,660		-		-		9,008,660
Investment bank/brokerage
firm		4,216,290		-		-		4,216,290
Leisure & entertainment		3,379,980		-		-		3,379,980
Machinery		9,192,130		-		-		9,192,130
Manufacturing		3,192,000		-		-		3,192,000
Medical products		19,911,590		-		-		19,911,590
Miscellaneous		6,894,020		-		-		6,894,020
Oil & gas		26,225,719		-		-		26,225,719
Pharmaceuticals		6,486,222		-		-		6,486,222
Pollution control		1,508,340		-		-		1,508,340
Real estate		972,720		-		-		972,720
Restaurants		10,762,450		-		-		10,762,450
Retail		25,986,135		-		-		25,986,135
Specialized services		21,474,070		-		-		21,474,070
Telephone &
telecommunications		4,372,160		-		-		4,372,160
Textiles		3,033,650		-		-		3,033,650
Transportation		3,481,280		-		-		3,481,280
Short-term Investments		-		18,745,979		-		18,745,979
Total		$407,300,054		$18,745,979		$-		$426,046,033

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio.  However, the investment adviser is required by contract to pay any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio.  Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.  Fund expenses might vary if unaffiliated companies provided these services.  Current terms of the agreements do not call for any fees to be paid by either the Portfolio or the investment advisor for these services.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $179,982,344 and $140,401,802, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2010, the U.S. Federal income tax cost basis was $404,012,743. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $46,323,538 and gross depreciation of securities in which there was an excess of tax cost over value of $24,290,248 resulting in net appreciation of $22,033,290.

5.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

6.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

SUMMARY OF INVESTMENTS BY SECTOR
JUNE 30, 2010

% of Portfolio
Sector	Investments
Communications	7.00%
Consumer Products & Services	23.77%
Financial Services	10.05%
Health Care Related	16.38%
Industrial Products & Services	4.85%
Natural Resources	9.35%
Short Term Investments (inc Sec Lend Collat)	4.40%
Technology	22.24%
Transportation	1.96%
100.00%

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.01%
24,000	Alliant Techsystems Inc *	1,489,440
40,000	Goodrich Corp	2,650,000
85,000	Rockwell Collins Inc	4,516,050
		$8,655,490

Air Freight --- 0.41%
141,000	UTI Worldwide Inc	1,745,580
		$1,745,580

Airlines --- 0.14%
53,000	Southwest Airlines Co	588,830
		$588,830

Auto Parts & Equipment --- 0.58%
80,000	WABCO Holdings Inc *	2,518,400
		$2,518,400

Banks --- 2.66%
215,000	Fifth Third Bancorp	2,642,350
147,000	KeyCorp	1,130,430
268,000	Marshall & Ilsley Corp	1,924,240
568,000	Popular Inc *	1,522,241
67,000	SunTrust Banks Inc	1,561,100
161,000	TCF Financial Corp	2,674,210
		$11,454,571

Biotechnology --- 7.79%
35,000	Alexion Pharmaceuticals Inc *	1,791,650
67,000	BioMarin Pharmaceutical Inc *	1,270,320
59,200	Bruker Corp *	719,872
84,000	Cephalon Inc *	4,767,000
68,000	Covance Inc *	3,489,760
138,000	Human Genome Sciences Inc *	3,127,080
91,000	Illumina Inc *	3,961,230
24,000	Millipore Corp *	2,559,600
161,000	QIAGEN NV *	3,094,420
54,000	Regeneron Pharmaceuticals Inc *	1,205,280
64,000	Theravance Inc *	804,480
84,000	Vertex Pharmaceuticals Inc *	2,763,600
62,000	Waters Corp *	4,011,400
		$33,565,692

Broadcast/Media --- 3.68%
159,700	Cablevision Systems Corp NY Group	3,834,397
81,000	Discovery Communications Inc Class A *	2,892,510
95,000	Discovery Communications Inc Class C *	2,938,350
167,000	Lamar Advertising Co Class A *	4,094,840
40,000	Liberty Media Corp - Starz Series A *	2,073,600
		$15,833,697

Communications - Equipment --- 2.24%
457,000	JDS Uniphase Corp *	4,496,880
225,000	Juniper Networks Inc *	5,134,500
		$9,631,380

Computer Software & Services --- 7.97%
93,000	Akamai Technologies Inc *	3,773,010
54,000	Autodesk Inc *	1,315,440
170,000	Electronic Arts Inc *	2,448,000
54,000	FactSet Research Systems Inc	3,617,460
108,000	McAfee Inc *	3,317,760
93,000	MICROS Systems Inc *	2,963,910
161,000	Nuance Communications Inc *	2,406,950
161,000	Red Hat Inc *	4,659,340
94,000	Rovi Corp *	3,563,540
109,000	Solera Holdings Inc	3,945,800
87,000	VeriSign Inc *	2,309,850
		$34,321,060

Conglomerates --- 2.04%
300,000	McDermott International Inc *	6,498,000
134,000	Textron Inc	2,273,980
		$8,771,980

Distributors --- 1.78%
105,000	Fastenal Co	5,269,950
47,000	MSC Industrial Direct Co Inc Class A	2,381,020
		$7,650,970

Electronic Instruments & Equipment --- 5.46%
58,000	A123 Systems Inc *	546,940
158,000	AMETEK Inc	6,343,700
84,700	Dolby Laboratories Inc *	5,309,843
16,000	First Solar Inc *	1,821,280
142,000	FLIR Systems Inc *	4,130,780
96,000	Roper Industries Inc	5,372,160
		$23,524,703

Electronics - Semiconductor --- 6.56%
187,000	Altera Corp	4,639,470
32,000	Cree Inc *	1,920,960
121,000	Intersil Holding Corp Class A	1,465,310
134,000	Marvell Technology Group Ltd *	2,111,840
231,000	MEMC Electronic Materials Inc *	2,282,280
131,000	Microchip Technology Inc	3,633,940
161,000	National Semiconductor Corp	2,167,060
136,000	NVIDIA Corp *	1,388,560
121,000	PMC-Sierra Inc *	909,920
34,000	Silicon Laboratories Inc *	1,379,040
80,000	Varian Semiconductor Equipment Associates Inc *	2,292,800
160,000	Xilinx Inc	4,041,600
		$28,232,780

Engineering & Construction --- 1.57%
54,000	Foster Wheeler AG *	1,137,240
272,000	Quanta Services Inc *	5,616,800
		$6,754,040

Financial Services --- 3.99%
49,000	CBOE Holdings Inc *	1,594,950
94,000	Eaton Vance Corp	2,595,340
97,000	Interactive Brokers Group Inc Class A *	1,610,200
29,000	IntercontinentalExchange Inc *	3,277,870
170,000	Janus Capital Group Inc	1,509,600
128,000	MSCI Inc Class A *	3,507,200
111,000	NYSE Euronext	3,066,930
		$17,162,090

Food & Beverages --- 0.89%
107,000	Whole Foods Market Inc *	3,854,140
		$3,854,140

Gold, Metals & Mining --- 1.95%
86,000	Agnico-Eagle Mines Ltd	5,227,080
8,000	Agnico-Eagle Mines Ltd (when issued) *	486,240
88,000	Franco-Nevada Corp	2,678,315
		$8,391,635

Health Care Related --- 2.29%
16,000	Cerner Corp *	1,214,240
68,000	Community Health Systems Inc *	2,299,080
82,000	Henry Schein Inc *	4,501,800
40,000	Humana Inc *	1,826,800
		$9,841,920

Hotels/Motels --- 2.20%
59,000	Choice Hotels International Inc	1,782,390
71,000	Gaylord Entertainment Co *	1,568,390
205,000	Marriott International Inc Class A	6,137,700
		$9,488,480

Independent Power Producer --- 1.21%
410,000	Calpine Corp *	5,215,200
		$5,215,200

Insurance Related --- 2.09%
96,000	Aon Corp	3,563,520
107,000	Principal Financial Group Inc	2,508,080
111,000	WR Berkley Corp	2,937,060
		$9,008,660

Investment Bank/Brokerage Firm --- 0.98%
71,000	Raymond James Financial Inc	1,752,990
161,000	TD Ameritrade Holding Corp *	2,463,300
		$4,216,290

Leisure & Entertainment --- 0.78%
40,000	Madison Square Garden Inc *	786,800
34,000	Wynn Resorts Ltd	2,593,180
		$3,379,980

Machinery --- 2.13%
28,000	Danaher Corp	1,039,360
70,000	Gardner Denver Inc	3,121,300
67,000	Harsco Corp	1,574,500
121,000	IDEX Corp	3,456,970
		$9,192,130

Manufacturing --- 0.74%
114,000	Trimble Navigation Ltd *	3,192,000
		$3,192,000

Medical Products --- 4.62%
178,000	CareFusion Corp *	4,040,600
54,000	CR Bard Inc	4,186,620
111,000	DENTSPLY International Inc	3,320,010
108,000	Edwards Lifesciences Corp *	6,050,160
38,000	IDEXX Laboratories Inc *	2,314,200
		$19,911,590

Miscellaneous --- 1.60%
96,000	IHS Inc Class A *	5,608,320
43,000	Verisk Analytics Inc Class A *	1,285,700
		$6,894,020

Oil & Gas --- 6.09%
74,000	Atlas Energy Inc *	2,003,180
54,000	Cameron International Corp *	1,756,080
131,000	Consol Energy Inc	4,422,560
27,000	Continental Resources Inc *	1,204,740
71,000	FMC Technologies Inc *	3,738,860
67,000	Peabody Energy Corp	2,621,710
84,000	Range Resources Corp	3,372,600
31,000	SM Energy Co	1,244,960
164,000	Trican Well Service Ltd	2,099,779
85,000	Ultra Petroleum Corp *	3,761,250
		$26,225,719

Pharmaceuticals --- 1.51%
188,000	Elan Corp PLC sponsored ADR *	846,000
40,600	Perrigo Co	2,398,242
62,000	Valeant Pharmaceuticals International *	3,241,980
		$6,486,222

Pollution Control --- 0.35%
23,000	Stericycle Inc *	1,508,340
		$1,508,340

Real Estate --- 0.23%
42,000	St Joe Co *	972,720
		$972,720

Restaurants --- 2.50%
38,000	Chipotle Mexican Grill Inc *	5,198,780
23,000	Panera Bread Co Class A *	1,731,670
80,000	Starbucks Corp	1,944,000
59,000	Tim Hortons Inc	1,888,000
		$10,762,450

Retail --- 6.03%
54,000	Bed Bath & Beyond Inc *	2,002,320
198,000	CarMax Inc *	3,940,200
162,000	Dollar General Corp *	4,463,100
274,000	Expedia Inc	5,145,720
242,000	Liberty Media Corp - Interactive Series A *	2,541,000
86,000	O'Reilly Automotive Inc *	4,090,160
123,100	Shoppers Drug Mart Corp	3,803,635
		$25,986,135

Specialized Services --- 4.99%
44,000	Education Management Corp *	671,000
109,000	Fiserv Inc *	4,976,940
141,000	Global Payments Inc	5,152,140
56,000	Manpower Inc	2,418,080
160,000	Robert Half International Inc	3,768,000
301,000	Western Union Co	4,487,910
		$21,474,070

Telephone & Telecommunications --- 1.02%
86,000	American Tower Corp Class A *	3,827,000
42,000	Leap Wireless International Inc *	545,160
		$4,372,160

Textiles --- 0.70%
83,000	Coach Inc	3,033,650
		$3,033,650

Transportation --- 0.81%
368,000	Hertz Global Holdings Inc *	3,481,280
		$3,481,280

TOTAL COMMON STOCK --- 94.59%		$407,300,054
(Cost $378,641,113)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,500,000	Federal Home Loan Bank	1,499,988
	0.04% July 8, 2010
16,178,000	Federal Home Loan Bank	16,178,000
	0.00% July 1, 2010
75,000	Freddie Mac	74,998
	0.10% July 12, 2010
100,000	Freddie Mac	99,996
	0.10% July 16, 2010
400,000	Freddie Mac	400,000
	0.03% July 2, 2010
493,000	Freddie Mac	492,997
	0.04% July 6, 2010

TOTAL SHORT-TERM INVESTMENTS --- 4.35%		$18,745,979
(Cost $18,745,979)

OTHER ASSETS & LIABILITIES --- 1.06%		$4,546,707

TOTAL NET ASSETS --- 100%		$430,592,740
(Cost $397,387,092)

Legend

*	Non-income Producing Security
ADR	American Depository Receipt

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets.
See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim T. Rowe MidCap Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$992.59	$5.19

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.59	$5.26

*Expenses are equal to the Portfolio's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010